Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 20, 2013
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PORTX
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PORIX

Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund
SUMMARY SECTION
Investment Objective
The Portfolio 21 Global Equity Fund (the "Fund") seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Portfolio 21 Global Equity Fund	Class R	Class I
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Portfolio 21 Global Equity Fund		Class R	Class I
Management Fee		0.95%	0.95%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		0.27%	0.22%
Total Annual Fund Operating Expenses	[1]	1.47%	1.17%
[1]	Portfolio 21 (the "Advisor") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Portfolio Operating Expenses for Class R shares and Class I shares of the Fund to 1.50% and 1.20%, respectively, of each class' average net assets (the "Expense Caps"). The Expense Caps will remain in effect until at least October 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Portfolio 21 Global Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class R	150	465	803	1,757
Class I	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's turnover rate was
28% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of companies that the Advisor believes are leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued. Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities. The Fund invests globally and has exposure to emerging and developed markets. The Fund may invest in companies of any size, and seeks diversification by country and economic sector.

The Fund generally will invest at least 40% of its net assets in foreign companies. Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries.
Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. The Fund will invest in at least three different countries outside of the United States.

The Fund's foreign holdings may include companies domiciled in emerging markets as well as companies domiciled in developed markets. There is no limit to the percent of the Fund's foreign holdings that may be invested in either emerging or developed markets and therefore the Fund may be invested entirely in companies from emerging markets.

A security will be sold within a reasonable period of time if the company no longer meets the Advisor's environmental evaluation criteria or if the company no longer meets the Advisor's minimum financial standards.
Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Fund. The following principal risks can affect the value of your investment:

·  Equity Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Small- and Medium-Sized Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Management Risk: The Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.
   These risks are enhanced in emerging markets.

·  Environmental Policy Risk: The Fund's environmental sustainability policy could cause it to underperform compared to similar funds that do not have such a policy. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's Class R shares total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.portfolio21.com.
Calendar Year Total Return Class R	[1]

During the period shown in the bar chart, the Fund's Class R shares' highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.69% for the quarter ended September 30, 2002.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Portfolio 21 Global Equity Fund	Label		1 Year	5 Years	10 Years
Class R	Return Before Taxes
Class R After Taxes on Distributions	Return After Taxes on Distributions
Class R After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares
Class I	Return Before Taxes
MSCI World IndexSM	MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)
MCSI World Index NR	MCSI World Index NR (reflects no deduction for fees and expenses)	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]
[1]	Effective immediately, the Fund is adding the MCSI World Index NR as a supplemental index.
[2]	Effective immediately, due to the global nature of the Fund's investments, the Fund will no longer use the S&P 500® Index as a benchmark for its returns.

Class I shares of the Fund commenced operations on March 30, 2007. Performance shown for Class I shares for periods prior to its inception reflects the performance of
Class R shares, adjusted to reflect Class I expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your situation and may differ from those shown.
Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual
Retirement Accounts ("IRAs"). The "Return After Taxes on Distributions and Sale
of Fund Shares" may be higher than the return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

[1]	The Fund's year-to-date return for Class R shares as of September 30, 2012 was 9.89%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 20, 2013
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio 21 Global Equity Fund (the "Fund") seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's turnover rate was
28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Caps only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of companies that the Advisor believes are leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued. Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities. The Fund invests globally and has exposure to emerging and developed markets. The Fund may invest in companies of any size, and seeks diversification by country and economic sector.

The Fund generally will invest at least 40% of its net assets in foreign companies. Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries.
Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. The Fund will invest in at least three different countries outside of the United States.

The Fund's foreign holdings may include companies domiciled in emerging markets as well as companies domiciled in developed markets. There is no limit to the percent of the Fund's foreign holdings that may be invested in either emerging or developed markets and therefore the Fund may be invested entirely in companies from emerging markets.

A security will be sold within a reasonable period of time if the company no longer meets the Advisor's environmental evaluation criteria or if the company no longer meets the Advisor's minimum financial standards.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is a risk that you could lose all or a portion of your investment in the
Fund. The following principal risks can affect the value of your investment:

·  Equity Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Small- and Medium-Sized Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Management Risk: The Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.
   These risks are enhanced in emerging markets.

·  Environmental Policy Risk: The Fund's environmental sustainability policy could cause it to underperform compared to similar funds that do not have such a policy. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's Class R shares total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.portfolio21.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's Class R shares total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.portfolio21.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return Class R	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's Class R shares' highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.69% for the quarter ended September 30, 2002.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class I shares of the Fund commenced operations on March 30, 2007. Performance shown for Class I shares for periods prior to its inception reflects the performance of
Class R shares, adjusted to reflect Class I expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your situation and may differ from those shown.
Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual
Retirement Accounts ("IRAs"). The "Return After Taxes on Distributions and Sale
of Fund Shares" may be higher than the return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | MSCI World IndexSM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | MCSI World Index NR
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MCSI World Index NR (reflects no deduction for fees and expenses)	[2]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2003	rr_AnnualReturn2003	32.18%
Annual Return 2004	rr_AnnualReturn2004	15.87%
Annual Return 2005	rr_AnnualReturn2005	6.01%
Annual Return 2006	rr_AnnualReturn2006	24.38%
Annual Return 2007	rr_AnnualReturn2007	10.41%
Annual Return 2008	rr_AnnualReturn2008	(35.52%)
Annual Return 2009	rr_AnnualReturn2009	31.15%
Annual Return 2010	rr_AnnualReturn2010	9.30%
Annual Return 2011	rr_AnnualReturn2011	(8.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.69%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | Class R | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | Class R | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Portfolio 21 Global Equity Fund (Prospectus Summary) | Portfolio 21 Global Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10

[1]	The Fund's year-to-date return for Class R shares as of September 30, 2012 was 9.89%.
[2]	Effective immediately, the Fund is adding the MCSI World Index NR as a supplemental index.
[3]	Effective immediately, due to the global nature of the Fund's investments, the Fund will no longer use the S&P 500® Index as a benchmark for its returns.
[4]	Portfolio 21 (the "Advisor") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Portfolio Operating Expenses for Class R shares and Class I shares of the Fund to 1.50% and 1.20%, respectively, of each class' average net assets (the "Expense Caps"). The Expense Caps will remain in effect until at least October 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years.